Restructuring - Schedule of Restructuring and Related Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Restructuring Cost and Reserve [Line Items]
Total	$ 100	$ 117	$ 66
Cost of sales
Restructuring Cost and Reserve [Line Items]
Total	55	48	34
Selling, general, and administrative expenses
Restructuring Cost and Reserve [Line Items]
Total	45	68	48
Other (income) expense, net
Restructuring Cost and Reserve [Line Items]
Total	$ 0	$ 1	$ (16)